Stock Plan - Fair Value Assumptions, Options and Earn-out Shares (Details) - Common stock options outstanding	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum (percent)	38.50%	38.40%
Expected volatility, maximum (percent)	45.00%	39.10%
Risk-free interest rate, minimum (percent)	0.30%	1.60%
Risk-free interest rate, maximum (percent)	1.50%	2.40%
Expected dividend yield (percent)	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months	5 years 10 months 24 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 1 month 6 days	6 years 4 months 24 days